Average Annual Total Returns{- Franklin VolSmart Allocation VIP Fund} - FTVIP Class 2-70 - Franklin VolSmart Allocation VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Since Inception	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Since Inception	Blended Benchmark (index reflects no deduction for fees, expenses or taxes) Past 1 year	Blended Benchmark (index reflects no deduction for fees, expenses or taxes) Past 5 years	Blended Benchmark (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	16.85%	9.10%	6.17%	18.40%	15.21%	14.28%	7.51%	4.43%	3.41%	14.01%	10.75%	8.32%